Benefit Plans 2 (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4,124.7	$ 5,352.9	$ 5,556.6
Year End Allocation
Total		100.00%	100.00%
Pension Plan [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments		8.10%	8.30%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 335.1	$ 444.9	474.0
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		12.90%	12.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 531.7	$ 683.3	701.3
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.90%	12.70%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 533.7	$ 681.5	698.1
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		9.90%	9.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 406.4	$ 524.8	543.1
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.30%	5.30%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 218.5	$ 286.2	299.8
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		5.60%	5.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 231.3	$ 308.3	326.9
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,549.3	$ 2,044.3	1,946.7
Year End Allocation
Total		100.00%	100.00%
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Allocated Assets of Investments		8.30%	8.30%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 128.3	$ 168.8	162.3
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		14.80%	14.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 228.6	$ 302.3	293.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.30%	12.20%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 190.5	$ 248.7	238.2
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		10.70%	10.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 166.2	$ 220.0	213.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.50%	5.60%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 85.4	$ 114.0	107.8
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		6.60%	6.70%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 103.0	$ 136.6	$ 129.9
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,173.3	1,262.6
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		300.9	445.4
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		745.4	854.7
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		765.3	895.2
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,206.0	3,235.6
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		483.1	703.7
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 1,125.9	$ 1,318.5
Year End Allocation
Total	[1]	27.30%	24.60%
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 848.2	$ 1,035.3
Year End Allocation
Total		54.70%	50.70%
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 379.9	$ 463.9
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		169.1	265.0
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	746.0	854.6
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		679.1	770.3
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 347.6	$ 388.9
Year End Allocation
Total	[1]	8.40%	7.20%
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 414.1	$ 474.0
Year End Allocation
Total		26.70%	23.20%
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	347.6	388.9
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		414.1	474.0
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 398.4	$ 465.7
Year End Allocation
Total	[1]	9.70%	8.70%
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 265.0	$ 296.3
Year End Allocation
Total		17.10%	14.50%
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	398.4	465.7
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		265.0	296.3
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Common Collective Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1],[2]	$ 379.9	$ 463.9
Year End Allocation
Total	[1],[2]	9.20%	8.70%
Common Collective Trusts [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	$ 169.1	$ 265.0
Year End Allocation
Total	[3]	10.90%	13.00%
Common Collective Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1],[2]	$ 379.9	$ 463.9
Common Collective Trusts [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	169.1	265.0
Common Collective Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1],[2]	0.0	0.0
Common Collective Trusts [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1],[2]	0.0	0.0
Common Collective Trusts [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1],[2]	0.0	0.0
Common Collective Trusts [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 2,140.5	$ 3,171.4
Year End Allocation
Total	[1]	51.90%	59.20%
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 509.4	$ 768.6
Year End Allocation
Total		33.00%	37.60%
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		120.3	167.7
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	(0.6)	0.1
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		63.0	91.9
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	2,141.1	3,171.3
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		326.1	509.0
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	$ 120.3	$ 167.7
Year End Allocation
Total	[3]	7.80%	8.20%
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	$ 120.3	$ 167.7
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 1,070.8	$ 1,557.7
Year End Allocation
Total	[1]	26.00%	29.10%
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 155.9	$ 222.4
Year End Allocation
Total		10.10%	10.90%
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	(0.6)	0.1
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.1	0.0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	1,071.4	1,557.6
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		155.8	222.4
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 891.7	$ 1,295.9
Year End Allocation
Total	[1]	21.60%	24.20%
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 141.5	$ 233.2
Year End Allocation
Total		9.10%	11.40%
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	891.7	1,295.9
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		141.5	233.2
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 140.2	$ 259.4
Year End Allocation
Total	[1]	3.40%	4.80%
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 21.0	$ 39.8
Year End Allocation
Total		1.40%	2.00%
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	140.2	259.4
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		21.0	39.8
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 37.0	$ 57.1
Year End Allocation
Total	[1]	0.90%	1.10%
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 70.7	$ 105.5
Year End Allocation
Total		4.60%	5.10%
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		62.9	91.9
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	37.0	57.1
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		7.8	13.6
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.8	$ 1.3
Year End Allocation
Total	[1]	0.00%	0.00%
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	$ 0.0	$ 0.0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.8	1.3
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[1]	0.0	0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 109.2	$ 92.1
Year End Allocation
Total	[2]	2.60%	1.70%
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 109.2	$ 92.1
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 276.9	$ 232.6
Year End Allocation
Total	[2]	6.70%	4.40%
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 276.9	$ 232.6
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 319.7	$ 448.8
Year End Allocation
Total	[2]	7.80%	8.40%
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 319.7	$ 448.8
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 157.0	$ 194.7
Year End Allocation
Total		10.10%	9.50%
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 0.0	$ 0.0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		157.0	194.7
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 46.7	$ 23.4
Year End Allocation
Total		3.00%	1.10%
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 0.0	$ 0.0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		46.7	23.4
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 110.3	$ 171.3
Year End Allocation
Total		7.10%	8.40%
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 0.0	$ 0.0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		110.3	171.3
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0	0.0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 123.2	$ 117.7
Year End Allocation
Total	[2]	3.00%	2.20%
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	$ 29.9	$ 39.7
Year End Allocation
Total	[3]	1.90%	1.90%
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	$ 58.3	$ 53.4
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	6.7	6.7
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	23.2	33.0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	64.9	64.3
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[2]	0.0	0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[3]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 29.3	$ (28.2)
Year End Allocation
Total	[4]	0.70%	(0.50%)
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 4.8	$ 6.0
Year End Allocation
Total	[5]	0.30%	0.30%
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	$ 29.3	$ (28.2)
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	4.8	6.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[4]	0.0	0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ 0.0	$ 0.0

[1]	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.
[2]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
[3]	Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
[4]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[5]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.